SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2018
Share Capital, Reserves, And Other Equity Interest [Abstract]
Disclosure of classes of share capital

	6 mos 2018		6 mos 2017
	Shares (millions)	Amount (US $ millions)	Shares (millions)	Amount (US $ millions)
Common shares outstanding, beginning of period	86.4	$1,350	85.8	$1,341
Issuance of common shares upon exercise of options and Dividend Reinvestment Plan	0.3	6	0.3	4
Common shares outstanding, end of period	86.7	$1,356	86.1	$1,345

Disclosure of accumulated other comprehensive income (loss)

(US $ millions)	Jun 30, 2018	Dec 31, 2017
Foreign currency translation loss on foreign operations, net of tax of $(6) (December 31, 2017 – $(5))	$(148)	$(138)
Net loss on hedge of net investment in foreign operations, net of tax of $3 (December 31, 2017 – $3)	(8)	(8)
Actuarial loss on defined benefit pension obligation, net of tax of $9 (December 31, 2017 – $9)	(26)	(30)
Accumulated other comprehensive loss, net of tax	$(182)	$(176)